Magda El Guindi-Rosenbaum +1.202.373.6091 mer@morganlewis.com

VIA EDGAR

May 2, 2016

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Aspiriant Trust
File Nos. 333-178600 and 811-22648

Ladies and Gentlemen:

On behalf of Aspiriant Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A to reflect certain changes to the Aspiriant Risk-Managed Municipal Bond Fund, including a change to the name of the fund and the addition of a new sub-adviser, and certain changes to the Aspiriant Risk-Managed Global Equity Fund, including the termination of a sub-adviser and corresponding changes to the principal investment strategies.

Please contact me at (202) 373-6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001